Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 143,562	¥ 133,007
Gross carrying amount		7,293	7,859
Gross carrying amount		150,855	140,866
Accumulated amortization		105,871	96,185
Net carrying amount		37,690	36,822
Net carrying amount		7,293	7,859
Net carrying amount		44,984	44,681
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	135,866	130,124
Accumulated amortization	[1]	102,231	94,777
Net carrying amount	[1]	33,636	35,347
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		7,696	2,883
Accumulated amortization		3,641	1,408
Net carrying amount		¥ 4,055	¥ 1,475

[1]	Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.